Taxes on Income (Narrative) (Details) € in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 04, 2016	Jan. 31, 2018	Jan. 31, 2017	Dec. 22, 2016	Dec. 31, 2017 EUR (€)	Dec. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates					24.00%	25.00%	26.50%	26.50%
Tax rate reduced	1.5% to a rate of 25%			Reduced from 25% to 23% in two steps
Tax loss carryforwards					€ 37,620
Unrecognized tax benefits | $							$ 2,900
Tax benefit								€ 2,900
Reduced tax benefit					€ 500
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced		23%	24%
Luxembourg taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates					29.22%
Italian taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates					27.50%
Tax rate reduced					Starting from 2017 the IRES rate is reduced to 24%
Italian taxation [Member] | Resident and Non-Resident [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced					only on income arising in Italy at the rate from 0% to 4.82%
Spanish taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates					30.00%
Tax rate reduced					an aggregate turnover of less than EUR 10 million, pay a tax rate of 25%
Spanish taxation [Member] | Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates					25.00%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates					24.00%	25.00%	26.50%	26.50%